Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ in Thousands, shares in Millions	Aug. 16, 2019	Aug. 05, 2019
Subsequent Event [Line Items]
Loan secured from subsidiary	$ 5,000
Payment of loan origination fee	$ 125
Percentage of interest rate on loan	The Company paid a $125 thousand loan origination fee and will incur a 6% per annum interest rate through December 10, 2020 and 12% per annum thereafter.
Debt instrument, stated percentage	6.00%
Description of debt instrument payment	The debt payments are interest only through December 2020 followed by monthly principal and interest payments through December of 2022.
Debt instrument collateral amount	$ 5,000
Chart Energy And Chemicals Inc Member [Member]
Subsequent Event [Line Items]
Exchange of indebtedness		$ 7,000
Common stock, shares issued		1.5